Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis	The Company classifies the fair value of these foreign exchange option contracts in Level 2 because the inputs used in the valuation model are observable in active markets over the term of the respective option contracts.

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Assets
Non-Current assets
Fair valuation of swaps and options (INR)	2,220	—	2,220	—
Total assets (INR)	2,220	—	2,220	—
Total assets (US$)	32.1	—	32.1	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Liabilities
Current liabilities
Fair valuation of swaps and forward (INR)	185	—	185	—
Total Liabilities (INR)	185	—	185	—
Total Liabilities (US$)	2.7	—	2.7	—
	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Assets
Current assets
Forward exchange derivative contracts (INR)	668	—	668	—
Forward exchange option contracts (INR)	4	—	4	—
Non-current assets
Fair valuation of swaps and options (INR)	6,177	—	6,177	—
Forward exchange derivative contracts (INR)	115	—	115	—
Total assets (INR)	6,964	—	6,964	—
Total assets (US$)	92.4	—	92.4	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Description
	(In million)
Non-current liabilities
Other Liabilities
Fair valuation of swaps and forward (INR)	29	—	29	—
Total Liabilities (INR)	29	—	29	—
Total Liabilities (US$)	0.4	—	0.4	—

Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans

The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:

	As of March 31,
	2019
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Fixed rate project financing loans:
Foreign currency loans	38,422	38,657	559.0
Indian rupee loans	2,586	2,531	36.6

	As of March 31,
	2020
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Fixed rate project financing loans:
Foreign currency loans	66,428	61,856	820.5
Indian rupee loans	3,445	3,398	45.1

Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities

The carrying value and fair value of the Company’s investment in the Bank of Mauritius notes, classified as held to maturity securities is as follows:

	As of March 31,
	2020
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Non-current investments:
Fixed rate Bank of Mauritius notes	7	7	0.1